Retirement-Related Benefits - Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3
Retirement-Related Benefits
Fair value of plan assets		$ 518	$ 363
U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3 | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets	$ 542	518	359
U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3 | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair value of plan assets			4
Non-U.S. | Level 3
Retirement-Related Benefits
Fair value of plan assets	300	330	341
Non-U.S. | Level 3 | Government and related
Retirement-Related Benefits
Fair value of plan assets	2	2	2
Non-U.S. | Level 3 | Real estate
Retirement-Related Benefits
Fair value of plan assets	298	328	339
Pension Plans | U.S.
Retirement-Related Benefits
Fair value of plan assets, gross	45,128	42,271
Investments measured at net asset value using the NAV expedient	9,579	9,519
Other	(321)	(6)
Fair value of plan assets	54,386	51,784	48,213
Pension Plans | U.S. | Equity securities
Retirement-Related Benefits
Fair value of plan assets, gross	2,714	1,943
Pension Plans | U.S. | Equity mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	105	85
Pension Plans | U.S. | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	21,375	21,134
Pension Plans | U.S. | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	18,759	17,185
Value of IBM securities included in plan assets		$ 37
Percentage of IBM securities included in plan assets		0.07%
Pension Plans | U.S. | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair value of plan assets, gross	612	$ 630
Pension Plans | U.S. | Fixed income mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	470	386
Pension Plans | U.S. | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	1,077	903
Pension Plans | U.S. | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	15	6
Pension Plans | U.S. | Level 1
Retirement-Related Benefits
Fair value of plan assets, gross	3,363	2,469
Fair value of plan assets	3,363	2,469
Pension Plans | U.S. | Level 1 | Equity securities
Retirement-Related Benefits
Fair value of plan assets, gross	2,714	1,943
Pension Plans | U.S. | Level 1 | Equity mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	105	85
Pension Plans | U.S. | Level 1 | Fixed income mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	470	386
Pension Plans | U.S. | Level 1 | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	76	54
Pension Plans | U.S. | Level 1 | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	(3)	0
Pension Plans | U.S. | Level 2
Retirement-Related Benefits
Fair value of plan assets, gross	41,222	39,284
Fair value of plan assets	41,222	39,284
Pension Plans | U.S. | Level 2 | Equity securities
Retirement-Related Benefits
Fair value of plan assets, gross	0
Pension Plans | U.S. | Level 2 | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	21,375	21,134
Pension Plans | U.S. | Level 2 | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	18,217	16,666
Pension Plans | U.S. | Level 2 | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair value of plan assets, gross	612	630
Pension Plans | U.S. | Level 2 | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	1,001	848
Pension Plans | U.S. | Level 2 | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	18	6
Pension Plans | U.S. | Level 3
Retirement-Related Benefits
Fair value of plan assets, gross	542	518
Fair value of plan assets	542	518
Pension Plans | U.S. | Level 3 | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	542	518
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Equity securities
Retirement-Related Benefits
Value of IBM securities included in plan assets	$ 6	$ 2
Percentage of IBM securities included in plan assets	0.01%	0.004%
Pension Plans | Non-U.S.
Retirement-Related Benefits
Fair value of plan assets, gross	$ 22,559	$ 18,693
Investments measured at net asset value using the NAV expedient	21,313	21,653
Other	(39)	(26)
Fair value of plan assets	43,832	40,319	36,758
Pension Plans | Non-U.S. | Equity securities
Retirement-Related Benefits
Fair value of plan assets, gross	474	2,209
Value of IBM securities included in plan assets	$ 1	$ 10
Percentage of IBM securities included in plan assets	0.003%	0.02%
Pension Plans | Non-U.S. | Equity mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	$ 0
Pension Plans | Non-U.S. | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	9,762	$ 10,290
Pension Plans | Non-U.S. | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	3,725	2,124
Value of IBM securities included in plan assets	$ 5	$ 8
Percentage of IBM securities included in plan assets	0.012%	0.02%
Pension Plans | Non-U.S. | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair value of plan assets, gross	$ 3	$ 19
Pension Plans | Non-U.S. | Insurance contracts
Retirement-Related Benefits
Fair value of plan assets, gross	6,675	1,862
Pension Plans | Non-U.S. | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	1,002	849
Pension Plans | Non-U.S. | Real estate
Retirement-Related Benefits
Fair value of plan assets, gross	298	328
Pension Plans | Non-U.S. | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	590	987
Pension Plans | Non-U.S. | Other mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	29	25
Pension Plans | Non-U.S. | Level 1
Retirement-Related Benefits
Fair value of plan assets, gross	923	2,456
Fair value of plan assets	923	2,456
Pension Plans | Non-U.S. | Level 1 | Equity securities
Retirement-Related Benefits
Fair value of plan assets, gross	474	2,209
Pension Plans | Non-U.S. | Level 1 | Equity mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	0
Pension Plans | Non-U.S. | Level 1 | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	352	204
Pension Plans | Non-U.S. | Level 1 | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	69	18
Pension Plans | Non-U.S. | Level 1 | Other mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	29	25
Pension Plans | Non-U.S. | Level 2
Retirement-Related Benefits
Fair value of plan assets, gross	21,335	15,907
Fair value of plan assets	21,335	15,907
Pension Plans | Non-U.S. | Level 2 | Equity securities
Retirement-Related Benefits
Fair value of plan assets, gross	0	0
Pension Plans | Non-U.S. | Level 2 | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	9,760	10,288
Pension Plans | Non-U.S. | Level 2 | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	3,725	2,124
Pension Plans | Non-U.S. | Level 2 | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair value of plan assets, gross	3	19
Pension Plans | Non-U.S. | Level 2 | Insurance contracts
Retirement-Related Benefits
Fair value of plan assets, gross	6,675	1,862
Pension Plans | Non-U.S. | Level 2 | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	651	644
Pension Plans | Non-U.S. | Level 2 | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	521	969
Pension Plans | Non-U.S. | Level 2 | Other mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross		0
Pension Plans | Non-U.S. | Level 3
Retirement-Related Benefits
Fair value of plan assets, gross	300	330
Fair value of plan assets	300	330
Pension Plans | Non-U.S. | Level 3 | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	2	2
Pension Plans | Non-U.S. | Level 3 | Real estate
Retirement-Related Benefits
Fair value of plan assets, gross	298	328
Nonpension Postretirement Benefit Plans | U.S.
Retirement-Related Benefits
Fair value of plan assets	15	3	29
Nonpension Postretirement Benefit Plans | U.S. | Level 1
Retirement-Related Benefits
Fair value of plan assets		3
Nonpension Postretirement Benefit Plans | Non-U.S.
Retirement-Related Benefits
Fair value of plan assets	$ 53	$ 65	$ 65